Income Taxes - Summary of Deferred Tax Related to Items Recognized in OCI (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Major components of tax expense (income) [abstract]
Equity investments at fair value	$ 3,714,808	$ 7,400,822
Deferred tax benefit recognized in OCI	$ 3,714,808	$ 7,400,822